Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Pre-delivery installments	$ 37,810	$ 8,700
Advances For Vessel Acquisitions	2,270	2,650
Capitalized interest and finance costs	429	100
Other related costs	395	52
Total	$ 40,904	$ 11,502	$ 63,440